Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
TextBlock [Abstract]
Schedule of basic and diluted earnings per share

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Profit for the year, net	719,063	477,521	396,955
Weighted average number of ordinary shares	102,499,637	95,906,449	93,679,904

Basic earnings per share	7.015	4.979	4.237

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Profit for the year, net	719,063	477,521	396,955
Weighted average number of ordinary shares (1)	107,212,399	103,077,629	99,232,919

Diluted earnings per share	6.707	4.633	4.000

(1)
As of December 31, 2025, the Company has 104,299,705 outstanding shares that cannot exceed 106,078,535 shares. Likewise, in accordance with IFRS accounting standard the average number of ordinary shares with a potential dilutive effect amounts to 107,212,399.